INTEREST-BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2022
INTEREST-BEARING LOANS AND BORROWINGS
INTEREST-BEARING LOANS AND BORROWINGS

21      INTEREST-BEARING LOANS AND BORROWINGS

	December 31,	December 31,
	2022	2021

Long-term loans and borrowings

Lease liabilities (Note 22(b))	10,099,506	11,493,471

Medium-term notes and bonds (Note (b))
– Guaranteed (Note (e))	6,939,665	6,343,589
– Unsecured	12,782,976	12,878,997

Long-term bank and other loans (Note (a))
– Secured (Note (f))	7,173,497	11,305,535
– Guaranteed (Note (e))	2,008,337	4,347,079
– Unsecured	38,367,723	33,594,042
	47,549,557	49,246,656

Total long-term loans and borrowings	77,371,704	79,962,713
Current portion of lease liabilities	(890,033)	(974,941)
Current portion of medium-term notes and bonds	(4,398,561)	(2,999,599)
Current portion of long-term bank and other loans	(13,486,345)	(6,313,238)
	(18,774,939)	(10,287,778)

Non-current portion of long-term loans and borrowings	58,596,765	69,674,935

	December 31,	December 31,
	2022	2021

Short-term loans and borrowings
Bank and other loans (Note (c))
– Secured (Note (f))	368,995	513,100
– Unsecured	6,092,108	11,424,078
	6,461,103	11,937,178

Short-term bonds, unsecured (Note (d))	2,623,311	5,440,414
Current portion of lease liabilities	890,033	974,941
Current portion of medium-term notes and bonds	4,398,561	2,999,599
Current portion of long-term bank and other loans	13,486,345	6,313,238
	21,398,250	15,728,192

Total short-term borrowings and current portion of long-term loans and borrowings	27,859,353	27,665,370

As of December 31, 2022, except for loans and borrowings of the Group amounting to RMB8 million (December 31, 2021: RMB11 million) and RMB737 million (December 31, 2021:RMB1,333 million) which were denominated in JPY and USD, respectively, all loans and borrowings were denominated in RMB.

21      INTEREST-BEARING LOANS AND BORROWINGS (CONTINUED)

As of December 31, 2022, included in the Group’s interest-bearing loans and borrowings are amounts due to fellow subsidiaries RMB12,274 million (December 31, 2021: RMB13,180 million), as set out in Note 38(b). As of December 31, 2022, the amount of interest-bearing loans and borrowings obtained from a joint venture and an associate are RMB117 million (December 31, 2021: RMB0 million).

As of December 31, 2022, Shandong Huayu Alloy Materials Co. Ltd. (“Shandong Huayu”), a subsidiary of the Company did not repay the short-term secured bank loans according to the terms of the agreement with principal amount of RMB106 million (December 31, 2021: RMB113 million), which resulted in an event of default. The bank loans were already presented as liabilities. There is no further impact extended to the Group as no guarantees was provided by any entity within the Group to Shandong Huayu and there was no cross default provisions for other debts of the Group triggered by this default.

(a)      Long-term bank and other loans

The maturity of long-term bank and other loans is set out below:

	Loans from banks and other
	financial institutions		Other loans		Total
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

Within 1 year	13,484,315	6,162,067	2,030	151,171	13,486,345	6,313,238
Between 1 and 2 years	6,602,850	17,422,804	2,030	2,445	6,604,880	17,425,249
Between 2 and 5 years	20,575,761	10,780,742	4,060	6,445	20,579,821	10,787,187
Over 5 years	6,878,511	14,720,982	—	—	6,878,511	14,720,982

	47,541,437	49,086,595	8,120	160,061	47,549,557	49,246,656

The weighted average annual interest rate of long-term bank and other loans for the year ended December 31, 2022 was 4.10% (2021: 4.55%).

21      INTEREST-BEARING LOANS AND BORROWINGS (CONTINUED)

(b)      Medium-term notes and bonds

Outstanding medium-term bonds and private placement notes of the Group as of December 31, 2022 are summarized as follows:

		Effective	December 31,	December 31,
	Face value /maturity	interest rate	2022	2021
2018 Medium-term bonds	RMB900,000/2023	5.06%	899,865	899,323
2018 Medium-term bonds	RMB1,600,000/2023	4.57%	1,598,947	1,597,988
2019 Medium-term notes	RMB2,000,000/2024	4.31%	1,993,080	1,989,090
2019 Medium-term bonds	RMB2,000,000/2022	3.84%	—	1,999,809
2019 Medium-term bonds	RMB2,000,000/2029	4.57%	1,997,623	1,997,440
2019 Medium-term bonds	RMB1,000,000/2022	3.52%	—	999,790
2020 Medium-term bonds	RMB1,000,000/2023	3.07%	999,962	999,787
2020 Medium-term notes	RMB900,000/2023	3.04%	899,787	898,866
2020 Medium-term bonds	RMB500,000/2025	3.31%	499,900	499,876
2021 Medium-term notes	RMB1,000,000/2024	3.21%	997,969	997,028
2022 Medium-term notes	RMB2,000,000/2025	3.08%	1,996,665	—
2022 Medium-term notes	RMB400,000/2025	2.73%	399,557	—
2022 Medium-term notes	RMB500,000/2024	2.50%	499,621	—
2021 Hong Kong Medium-term bonds	USD500,000/2024	1.74%	3,472,428	3,173,180
2021 Hong Kong Medium-term bonds	USD500,000/2026	2.24%	3,467,237	3,170,409
			19,722,641	19,222,586

Medium-term notes and bonds were issued for capital expenditures and operating cash flows purposes, as well as for the purpose of re-financing of bank loans.

21      INTEREST-BEARING LOANS AND BORROWINGS (CONTINUED)

(c)      Short-term bank and other loans

The weighted average annual interest rate of short-term bank and other loans for the year ended December 31, 2022 was 2.76% (2021: 3.03%).

(d)      Short-term bonds

Outstanding short-term bonds as of December 31, 2022 and 2021 are summarized as follows:

		Effective	December 31,	December 31,
	Face value /maturity	interest rate	2022	2021

Short-term bonds	RMB400,000/2021	2.70%	—	406,036
Short-term bonds	RMB2,000,000/2021	2.59%	—	2,022,571
Short-term bonds	RMB1,000,000/2021	2.55%	—	1,006,240
Short-term bonds	RMB2,000,000/2021	2.80%	—	2,005,567
Short-term bonds	RMB2,000,000/2022	2.58%	—	—
Short-term bonds	RMB1,000,000/2022	2.30%	—	—
Short-term bonds	RMB600,000/2022	2.05%	608,105	—
Short-term bonds	RMB1,000,000/2022	1.93%	1,009,288	—
Short-term bonds	RMB1,000,000/2022	1.59%	1,005,918	—

			2,623,311	5,440,414

All the above short-term bonds were issued for working capital needs.

(e)     Guaranteed interest-bearing loans and borrowings

Details of guarantors for the Group’s interest-bearing loans and borrowings are set out as follows:

	December 31,	December 31,
Guarantors	2021	2022

Long-term loans
The Company	7,443,377	7,397,333
Baotou Aluminum Limited Company(包頭鋁業有限公司) and Baotou Communications Investment Group Limited Company(包頭交通投資集團有限公司) (Note (i)	412,500	825,000
The Company and COSCO SHIPPING BULK Limited company (中遠海運散貨運輸有限公司) (Note (iii)	327,125	318,785
Ningxia Energy (Note (ii)	765,000	935,000
Yunnan Aluminum(Note (ii)	—	1,214,550
	8,948,002	10,690,668

Notes:

(i)	The guarantors include a subsidiary of the Company and a third party.
(ii)	The guarantors are subsidiaries of the Company.
(iii)	The joint guarantors include the Company and a third party.

21      INTEREST-BEARING LOANS AND BORROWINGS (CONTINUED)

(f)      Secured interest-bearing loans and borrowings, the assets pledged for bank and other borrowings were set out in Note 26.